LOSS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
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Summary of Earnings Per Share

	For the three months ended March 31
	2018	2019
Basic and diluted loss per share	$(0.07)	$(0.03)

	For the Year Ended December 31
	2016	2017	2018
Basic and diluted loss per share	$(0.09)	$(0.32)	$(0.28)

Summary of Loss and Weighted-Average Number of Ordinary Shares Outstanding

The loss and weighted-average number of ordinary shares outstanding used in the computation of loss per share are as follows:

	For the three months ended March 31
	2018	2019
Loss used in the computation of basic and diluted loss per share	$(8,743,828)	$(4,344,042)

Weighted-average number of ordinary shares in the computation of basic and diluted loss per share	130,128,940	160,248,940

The loss and weighted-average number of ordinary shares outstanding used in the computation of loss per share are as follows:

	For the Year Ended December 31
	2016	2017	2018
Loss used in the computation of basic and diluted loss per share	$(9,049,103)	$(39,891,978)	$(42,185,597)

Weighted-average number of ordinary shares in the computation of basic loss per share	105,027,040	124,424,960	149,739,242